Advances for Vessel Acquisition and Vessels under Construction, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances For Assets Acquisition And Assets Under Construction [Abstract]
Advances for vessel acquisition and vessels under construction, Beginning balance	$ 122,307	$ 99,014
Advances paid, including capitalized expense and interest	136,902	161,042
Assets purchase cancelation	(32,412)
Transferred to vessel cost	(186,895)	(137,749)
Advances for vessel acquisition and vessels under construction, Closing balance	$ 39,902	$ 122,307